Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2018	32,457	6,873	1,403	16,696	1,830	59,259
Transfers upon completion	4,889	123	—	(5,500)	393	(95)
Additions	85	932	282	11,416	54	12,769
Transfers into investment properties	—	—	—	(5,634)	—	(5,634)
Disposals	(169)	(270)	(345)	(76)	(86)	(946)

As at 31 December 2018	37,262	7,658	1,340	16,902	2,191	65,353

Accumulated depreciation
As at 1 January 2018	(9,248)	(5,122)	(955)	—	(1,203)	(16,528)
Charge for the year	(1,196)	(578)	(151)	—	(212)	(2,137)
Disposals	30	257	293	—	38	618

As at 31 December 2018	(10,414)	(5,443)	(813)	—	(1,377)	(18,047)

Impairment
As at 1 January 2018	(24)	—	—	—	—	(24)
Charge for the year	—	—	—	(1)	—	(1)
Disposals	—	—	—	—	—	—

As at 31 December 2018	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2018	23,185	1,751	448	16,696	627	42,707

As at 31 December 2018	26,824	2,215	527	16,901	814	47,281

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2017	25,362	6,837	1,424	10,548	1,553	45,724
Transfers upon completion	7,073	49	—	(7,520)	312	(86)
Additions	70	450	174	15,747	13	16,454
Transfers into investment properties	—	—	—	(1,931)	—	(1,931)
Disposals	(48)	(463)	(195)	(148)	(48)	(902)

As at 31 December 2017	32,457	6,873	1,403	16,696	1,830	59,259

Accumulated depreciation
As at 1 January 2017	(8,311)	(4,934)	(998)	—	(1,068)	(15,311)
Charge for the year	(953)	(632)	(144)	—	(181)	(1,910)
Disposals	16	444	187	—	46	693

As at 31 December 2017	(9,248)	(5,122)	(955)	—	(1,203)	(16,528)

Impairment
As at 1 January 2017	(24)	—	—	—	—	(24)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2017	(24)	—	—	—	—	(24)

Net book value
As at 1 January 2017	17,027	1,903	426	10,548	485	30,389

As at 31 December 2017	23,185	1,751	448	16,696	627	42,707